TRADE RECEIVABLES, NET	12 Months Ended
Dec. 31, 2011
TRADE RECEIVABLES, NET
TRADE RECEIVABLES, NET

7. TRADE RECEIVABLES, NET

        Trade receivables as of December 31, 2011 and 2010 comprised the following:

	December 31,
	2011	2010
Subscribers	$351,786	$384,903
Interconnect	112,751	120,948
Dealers	106,000	108,010
Roaming	283,830	224,687
Other	106,402	80,022
Allowance for doubtful accounts	(96,961)	(120,468)

Trade receivables, net	$863,808	$798,102

        The following table summarizes the changes in the allowance for doubtful accounts receivable for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Balance, beginning of year	$120,468	$97,653	$69,603
Provision for doubtful accounts	101,967	123,352	105,260
Accounts receivable written off	(120,673)	(99,708)	(76,622)
Currency translation adjustment	(4,801)	(829)	(588)

Balance, end of year	$96,961	$120,468	$97,653